Distribution Date:	04/17/23	WFRBS Commercial Mortgage Trust 2013-UBS1
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-UBS1

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Administrator	Park Bridge Lender Services LLC
Principal Prepayment Detail	17		David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938JAA0	1.122000%	27,667,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938JAB8	2.927000%	158,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938JAD4	3.591000%	130,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938JAE2	4.079000%	154,507,000.00	137,471,622.57	0.00	467,288.96	0.00	0.00	467,288.96	137,471,622.57	60.51%	30.00%
A-SB	92938JAF9	3.603000%	37,660,000.00	4,645,354.85	663,565.62	13,947.68	0.00	0.00	677,513.30	3,981,789.23	60.51%	30.00%
A-S	92938JAG7	4.306000%	47,232,000.00	47,232,000.00	0.00	169,484.16	0.00	0.00	169,484.16	47,232,000.00	47.32%	23.50%
B	92938JAK8	5.191468%	49,957,000.00	49,957,000.00	0.00	216,125.14	0.00	0.00	216,125.14	49,957,000.00	33.37%	16.63%
C	92938JAL6	5.191468%	36,332,000.00	36,332,000.00	0.00	157,180.35	0.00	0.00	157,180.35	36,332,000.00	23.22%	11.63%
D	92938JAN2	5.191468%	33,607,000.00	33,607,000.00	0.00	145,391.39	0.00	0.00	145,391.39	33,607,000.00	13.84%	7.00%
E	92938JAQ5	5.191468%	17,258,000.00	17,258,000.00	0.00	74,661.96	0.00	0.00	74,661.96	17,258,000.00	9.02%	4.63%
F	92938JAS1	4.100000%	11,808,000.00	11,808,000.00	0.00	40,344.00	0.00	0.00	40,344.00	11,808,000.00	5.73%	3.00%
G	92938JAU6	4.100000%	21,799,594.00	20,508,205.45	0.00	69,366.96	0.00	0.00	69,366.96	20,508,205.45	0.00%	0.00%
V	92938JAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938JAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			726,643,594.00	358,819,182.87	663,565.62	1,353,790.60	0.00	0.00	2,017,356.22	358,155,617.25

X-A	92938JAH5	1.067522%	555,882,000.00	189,348,977.42	0.00	168,445.17	0.00	0.00	168,445.17	188,685,411.80
X-B	92938JAC6	1.091468%	33,607,594.00	32,316,205.45	0.00	29,393.42	0.00	0.00	29,393.42	32,316,205.45
Notional SubTotal			589,489,594.00	221,665,182.87	0.00	197,838.59	0.00	0.00	197,838.59	221,001,617.25

Deal Distribution Total					663,565.62	1,551,629.19	0.00	0.00	2,215,194.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938JAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938JAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938JAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938JAE2	889.74365284	0.00000000	3.02438699	0.00000000	0.00000000	0.00000000	0.00000000	3.02438699	889.74365284
A-SB	92938JAF9	123.34983670	17.61990494	0.37035794	0.00000000	0.00000000	0.00000000	0.00000000	17.99026288	105.72993176
A-S	92938JAG7	1,000.00000000	0.00000000	3.58833333	0.00000000	0.00000000	0.00000000	0.00000000	3.58833333	1,000.00000000
B	92938JAK8	1,000.00000000	0.00000000	4.32622335	0.00000000	0.00000000	0.00000000	0.00000000	4.32622335	1,000.00000000
C	92938JAL6	1,000.00000000	0.00000000	4.32622344	0.00000000	0.00000000	0.00000000	0.00000000	4.32622344	1,000.00000000
D	92938JAN2	1,000.00000000	0.00000000	4.32622341	0.00000000	0.00000000	0.00000000	0.00000000	4.32622341	1,000.00000000
E	92938JAQ5	1,000.00000000	0.00000000	4.32622320	0.00000000	0.00000000	0.00000000	0.00000000	4.32622320	1,000.00000000
F	92938JAS1	1,000.00000000	0.00000000	3.41666667	0.00000000	0.00000000	0.00000000	0.00000000	3.41666667	1,000.00000000
G	92938JAU6	940.76088986	0.00000000	3.18202990	0.03223638	0.32566891	0.00000000	0.00000000	3.18202990	940.76088986
V	92938JAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938JAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938JAH5	340.62800634	0.00000000	0.30302325	0.00000000	0.00000000	0.00000000	0.00000000	0.30302325	339.43428965
X-B	92938JAC6	961.57450158	0.00000000	0.87460650	0.00000000	0.00000000	0.00000000	0.00000000	0.87460650	961.57450158

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/23 - 03/30/23	30	0.00	467,288.96	0.00	467,288.96	0.00	0.00	0.00	467,288.96	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	13,947.68	0.00	13,947.68	0.00	0.00	0.00	13,947.68	0.00
A-S	03/01/23 - 03/30/23	30	0.00	169,484.16	0.00	169,484.16	0.00	0.00	0.00	169,484.16	0.00
X-A	03/01/23 - 03/30/23	30	0.00	168,445.17	0.00	168,445.17	0.00	0.00	0.00	168,445.17	0.00
X-B	03/01/23 - 03/30/23	30	0.00	29,393.42	0.00	29,393.42	0.00	0.00	0.00	29,393.42	0.00
B	03/01/23 - 03/30/23	30	0.00	216,125.14	0.00	216,125.14	0.00	0.00	0.00	216,125.14	0.00
C	03/01/23 - 03/30/23	30	0.00	157,180.35	0.00	157,180.35	0.00	0.00	0.00	157,180.35	0.00
D	03/01/23 - 03/30/23	30	0.00	145,391.39	0.00	145,391.39	0.00	0.00	0.00	145,391.39	0.00
E	03/01/23 - 03/30/23	30	0.00	74,661.96	0.00	74,661.96	0.00	0.00	0.00	74,661.96	0.00
F	03/01/23 - 03/30/23	30	0.00	40,344.00	0.00	40,344.00	0.00	0.00	0.00	40,344.00	0.00
G	03/01/23 - 03/30/23	30	6,396.71	70,069.70	0.00	70,069.70	702.74	0.00	0.00	69,366.96	7,099.45
Totals			6,396.71	1,552,331.93	0.00	1,552,331.93	702.74	0.00	0.00	1,551,629.19	7,099.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,215,194.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,563,242.73	Master Servicing Fee	8,006.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,816.82
Interest Adjustments	0.00	Trustee Fee	129.77
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	154.49
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	803.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,563,242.73	Total Fees	10,910.92

Principal		Expenses/Reimbursements
Scheduled Principal	663,565.62	Reimbursement for Interest on Advances	305.73
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	396.91
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	663,565.62	Total Expenses/Reimbursements	702.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,551,629.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	663,565.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,215,194.81
Total Funds Collected	2,226,808.35	Total Funds Distributed	2,226,808.37

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	358,819,182.87	358,819,182.87	Beginning Certificate Balance	358,819,182.87
(-) Scheduled Principal Collections	663,565.62	663,565.62	(-) Principal Distributions	663,565.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	358,155,617.25	358,155,617.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	358,819,191.75	358,819,191.75	Ending Certificate Balance	358,155,617.25
Ending Actual Collateral Balance	358,155,626.20	358,155,626.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP	Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP
2,000,000 or less	2	2,457,225.76	0.69%	7	5.4987	1.847306	1.30 or less	5	38,100,356.30	10.64%	7	5.2715	0.661110
2,000,001 to 3,000,000	1	2,769,149.54	0.77%	8	5.0900	3.688500	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	3	10,524,264.18	2.94%	7	5.2026	1.688440	1.41 to 1.50	2	21,951,549.84	6.13%	9	4.9531	1.467033
4,000,001 to 5,000,000	1	4,881,832.54	1.36%	6	5.9325	1.267200	1.51 to 1.60	2	11,893,024.06	3.32%	6	5.1614	1.580677
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	2	12,385,541.13	3.46%	7	4.9412	2.253339	1.71 to 1.80	2	7,482,281.32	2.09%	7	5.3094	1.755701
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	3	26,223,977.66	7.32%	8	5.2998	1.272246	1.91 to 2.00	1	9,761,444.29	2.73%	7	4.9750	1.991800
9,000,001 to 15,000,000	4	46,238,703.98	12.91%	7	4.9541	1.083624	2.01 to 2.25	2	36,770,782.60	10.27%	8	4.8917	2.192101
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	1	6,276,837.78	1.75%	7	5.0300	2.390600
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	1	1,137,348.31	0.32%	7	5.3000	2.807500
30,000,001 to 50,000,000	1	30,662,079.25	8.56%	8	4.9000	2.208000	3.01 or greater	1	2,769,149.54	0.77%	8	5.0900	3.688500
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	66	222,012,843.21	61.99%	6	5.0501	NAP
							Defeased	66	222,012,843.21	61.99%	6	5.0501	NAP
California	2	33,431,228.79	9.33%	8	4.9157	2.330632
							Industrial	1	8,851,041.20	2.47%	6	5.2375	1.600500
Florida	2	11,952,426.83	3.34%	7	5.7220	1.016143
							Lodging	4	26,595,703.66	7.43%	7	5.4865	1.420322
Georgia	1	6,108,703.35	1.71%	7	4.8500	2.112300
							Multi-Family	3	35,023,939.56	9.78%	8	4.9325	2.103731
Iowa	1	8,851,041.20	2.47%	6	5.2375	1.600500
							Office	1	9,874,993.64	2.76%	7	4.9920	(0.118100)
Nebraska	1	9,761,444.29	2.73%	7	4.9750	1.991800
							Retail	3	28,813,824.71	8.05%	8	4.8587	1.416109
Nevada	1	6,276,837.78	1.75%	7	5.0300	2.390600
							Self Storage	5	26,983,271.27	7.53%	7	5.0585	1.946752
North Carolina	1	4,881,832.54	1.36%	6	5.9325	1.267200
							Totals	83	358,155,617.25	100.00%	7	5.0593	1.654634
Ohio	1	1,319,877.45	0.37%	7	5.6700	1.019900

Oklahoma	1	13,593,851.57	3.80%	7	4.8150	0.935100

Texas	4	21,147,401.24	5.90%	7	5.0975	1.609902

Utah	1	9,874,993.64	2.76%	7	4.9920	(0.118100)

Washington	1	8,943,135.36	2.50%	11	4.8050	1.463300

Totals	83	358,155,617.25	100.00%	7	5.0593	1.654634

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP	Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	81,986,190.32	22.89%	8	4.8933	1.577253	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	4	30,905,443.00	8.63%	7	5.1053	1.892957	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	3	8,619,629.63	2.41%	7	5.3082	1.894484	49 months or greater	17	136,142,774.04	38.01%	7	5.0742	1.599707
	5.501% to 5.750%	1	1,319,877.45	0.37%	7	5.6700	1.019900	Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634
	5.751% or Greater	2	13,311,633.64	3.72%	7	5.9056	0.923780
	Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP	Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP
	60 months or less	17	136,142,774.04	38.01%	7	5.0742	1.599707	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	17	136,142,774.04	38.01%	7	5.0742	1.599707
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634	Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	28	222,012,843.21	61.99%	6	5.0501	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	17	136,142,774.04	38.01%	7	5.0742	1.599707
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	358,155,617.25	100.00%	7	5.0593	1.654634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	310921411	MF	Huntington Beach	CA	Actual/360	4.900%	129,652.85	65,389.22	0.00	N/A	12/01/23	--	30,727,468.47	30,662,079.25	04/01/23
5	310921563	RT	Various	Various	Actual/360	5.230%	126,101.11	0.00	0.00	N/A	11/01/23	--	28,000,000.00	28,000,000.00	04/01/23
6	300571043	MH	Thornton	CO	Actual/360	5.060%	90,780.85	29,749.43	0.00	N/A	11/06/23	--	20,834,568.71	20,804,819.28	04/06/23
7	310920432	LO	Greenville	SC	Actual/360	5.120%	72,973.25	34,502.18	0.00	N/A	10/01/23	--	16,551,393.16	16,516,890.98	04/01/23
9	300571044	MF	Kyle	TX	Actual/360	4.975%	73,965.22	25,064.31	0.00	N/A	08/06/23	--	17,265,344.71	17,240,280.40	04/06/23
10	300571042	SS	Houston	TX	Actual/360	5.050%	63,787.99	24,347.67	0.00	N/A	11/06/23	08/06/23	14,668,590.17	14,644,242.50	04/06/23
11	440000297	RT	Ardmore	OK	Actual/360	4.815%	56,454.51	21,947.75	0.00	N/A	11/01/23	--	13,615,799.32	13,593,851.57	04/01/23
12	300571045	SS	Houston	TX	Actual/360	5.055%	56,718.60	21,608.66	0.00	N/A	11/06/23	--	13,030,023.14	13,008,414.48	04/06/23
14	310921096	RT	Henderson	NV	Actual/360	4.720%	51,471.05	19,305.25	0.00	N/A	11/01/23	--	12,663,736.12	12,644,430.87	04/01/23
15	310921263	OF	Silver Spring	MD	Actual/360	4.850%	52,532.58	18,705.82	0.00	N/A	11/01/23	--	12,578,468.40	12,559,762.58	04/01/23
17	301240017	MF	Atlanta	GA	Actual/360	4.900%	43,334.82	20,352.39	0.00	N/A	11/06/23	08/06/23	10,270,266.80	10,249,914.41	04/06/23
18	440000292	LO	Omaha	NE	Actual/360	4.975%	41,907.07	20,722.42	0.00	N/A	11/01/23	--	9,782,166.71	9,761,444.29	04/01/23
19	440000280	OF	Lehi	UT	Actual/360	4.992%	42,539.86	21,065.96	0.00	N/A	11/01/23	--	9,896,059.60	9,874,993.64	04/01/23
20	301240020	IN	Sergeant Bluff	IA	Actual/360	5.237%	40,048.61	28,780.10	0.00	N/A	10/06/23	--	8,879,821.30	8,851,041.20	04/06/23
21	310921381	RT	Yakima	WA	Actual/360	4.805%	37,083.53	19,350.49	0.00	N/A	03/01/24	--	8,962,485.85	8,943,135.36	04/01/23
22	300571046	LO	Orlando	FL	Actual/360	5.890%	42,877.56	24,069.82	0.00	N/A	11/06/23	--	8,453,870.92	8,429,801.10	04/06/23
23	310919605	LO	Medford	OR	Actual/360	5.380%	37,738.88	25,990.02	0.00	N/A	10/01/23	07/01/23	8,146,058.01	8,120,067.99	04/01/23
24	301240024	MH	Albuquerque	NM	Actual/360	4.768%	29,678.76	15,900.91	0.00	N/A	07/06/23	--	7,229,294.64	7,213,393.73	04/06/23
25	440000302	MF	Lewisville	TX	Actual/360	5.100%	29,920.82	14,058.11	0.00	N/A	12/01/23	--	6,813,089.77	6,799,031.66	04/01/23
26	440000287	LO	Colorado Springs	CO	Actual/360	5.172%	29,964.81	13,825.79	0.00	N/A	08/01/23	--	6,728,120.76	6,714,294.97	04/01/23
27	300571048	MH	Various	TX	Actual/360	5.420%	29,519.18	12,407.92	0.00	N/A	12/06/23	09/06/23	6,324,784.93	6,312,377.01	04/06/23
28	310921205	SS	Smyrna	GA	Actual/360	4.850%	25,567.52	13,217.83	0.00	N/A	11/01/23	--	6,121,921.18	6,108,703.35	04/01/23
29	301240029	MF	Norcross	GA	Actual/360	4.990%	26,094.65	12,914.67	0.00	N/A	07/06/23	--	6,072,838.94	6,059,924.27	04/06/23
30	310919939	RT	Reno	NV	Actual/360	5.030%	27,232.79	10,473.17	0.00	N/A	11/01/23	--	6,287,310.95	6,276,837.78	04/01/23
31	301240031	MH	Albuquerque	NM	Actual/360	4.768%	23,212.06	12,436.26	0.00	N/A	07/06/23	--	5,654,104.30	5,641,668.04	04/06/23
32	301240032	OF	Auburn Hills	MI	Actual/360	4.825%	21,612.48	11,273.62	0.00	N/A	11/06/23	05/06/23	5,201,732.29	5,190,458.67	04/06/23
34	301240034	LO	Pineville	NC	Actual/360	5.933%	25,014.02	14,677.24	0.00	N/A	10/06/23	--	4,896,509.78	4,881,832.54	04/06/23
36	440000288	LO	Colorado Springs	CO	Actual/360	5.242%	21,873.73	9,849.50	0.00	N/A	08/01/23	--	4,845,811.86	4,835,962.36	04/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	301240038	MF	Decatur	GA	Actual/360	5.490%	22,029.17	9,164.73	0.00	N/A	10/06/23	08/06/23	4,659,793.33	4,650,628.60	04/06/23
39	301240039	MF	Jacksonville	FL	Actual/360	4.900%	19,006.91	9,652.33	0.00	N/A	08/06/23	--	4,504,601.17	4,494,948.84	04/06/23
40	440000301	MF	New Stanton	PA	Actual/360	5.210%	20,632.07	7,953.83	0.00	N/A	12/01/23	--	4,598,813.78	4,590,859.95	04/01/23
41	440000299	SS	Sachse	TX	Actual/360	5.300%	18,107.90	7,991.42	0.00	N/A	11/01/23	--	3,967,647.01	3,959,655.59	04/01/23
42	301240042	LO	Miami Beach	FL	Actual/360	5.320%	16,189.15	11,264.85	0.00	N/A	11/06/23	--	3,533,890.58	3,522,625.73	04/06/23
43	410919727	OF	Watsonville	CA	Actual/360	5.260%	15,448.42	10,944.44	0.00	N/A	08/01/23	--	3,410,666.30	3,399,721.86	04/01/23
46	301240046	MH	Albuquerque	NM	Actual/360	4.768%	13,750.25	7,366.94	0.00	N/A	07/06/23	--	3,349,351.69	3,341,984.75	04/06/23
47	301240047	MH	Albuquerque	NM	Actual/360	4.768%	13,546.04	7,257.53	0.00	N/A	07/06/23	--	3,299,608.56	3,292,351.03	04/06/23
48	870918241	MF	Beaumont	TX	Actual/360	4.940%	12,967.88	6,492.48	0.00	N/A	11/01/23	--	3,048,475.34	3,041,982.86	04/01/23
49	410921169	SS	Vallejo	CA	Actual/360	5.090%	12,162.47	5,734.60	0.00	N/A	12/01/23	--	2,774,884.14	2,769,149.54	04/01/23
50	410920609	SS	Oklahoma City	OK	Actual/360	5.190%	11,297.16	4,746.27	0.00	N/A	09/01/23	--	2,527,799.22	2,523,052.95	04/01/23
51	410920286	MU	Southampton	NY	Actual/360	4.790%	9,074.39	0.00	0.00	N/A	11/01/23	08/01/23	2,200,000.00	2,200,000.00	04/01/23
53	410920951	OF	Tucson	AZ	Actual/360	5.250%	7,621.65	3,422.42	0.00	N/A	11/01/23	08/01/23	1,685,895.80	1,682,473.38	04/01/23
54	301240054	MH	Albuquerque	NM	Actual/360	4.768%	5,309.50	2,844.66	0.00	N/A	07/06/23	--	1,293,314.38	1,290,469.72	04/06/23
55	690921064	MF	Shaker Heights	OH	Actual/360	5.670%	6,456.56	2,510.20	0.00	N/A	11/01/23	--	1,322,387.65	1,319,877.45	04/01/23
56	440000300	SS	McKinney	TX	Actual/360	5.300%	5,201.21	2,295.40	0.00	N/A	11/01/23	--	1,139,643.71	1,137,348.31	04/01/23
57	410921512	SS	Mooresville	NC	Actual/360	5.550%	4,782.84	1,937.01	0.00	N/A	11/01/23	08/01/23	1,000,769.42	998,832.41	04/01/23
Totals							1,563,242.73	663,565.62	0.00				358,819,182.87	358,155,617.25

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	5,239,519.00	0.00	--	--	--	0.00	0.00	0.00	0.00	41,416.17	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	18,247.96	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,003,515.49	0.00	--	--	--	0.00	0.00	0.00	0.00	10,828.87	0.00
12	1,405,021.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,685,614.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	136,544.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,434,849.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,059,401.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	774,596.74	0.00	--	--	--	0.00	0.00	0.00	0.00	29,304.11	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	995,093.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,126,374.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	649,373.40	689,270.42	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	571,999.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	617,590.79	627,871.49	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	378,459.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	796,876.00	0.00	--	--	--	0.00	0.00	0.00	0.00	78.23	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	121,147.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	257,167.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	18,253,143.76	1,317,141.91				0.00	0.00	0.00	0.00	99,875.34	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059282%	5.023970%	7
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059313%	5.024001%	8
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059344%	5.024031%	9
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059375%	5.024061%	10
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059405%	5.024091%	11
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059434%	5.024120%	12
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059464%	5.024149%	13
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059493%	5.024177%	14
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059528%	5.024213%	15
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059557%	5.024240%	16
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,192,668.46	5.059585%	5.024268%	16
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060039%	5.024804%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		150,346,813	150,346,813	0		0
7 - 12 Months		207,808,805	207,808,805	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	358,155,617	358,155,617	0	0	0	0
Mar-23	358,819,183	358,819,183	0	0	0	0
Feb-23	359,617,797	359,617,797	0	0	0	0
Jan-23	360,275,001	360,275,001	0	0	0	0
Dec-22	360,929,346	360,929,346	0	0	0	0
Nov-22	361,627,103	361,627,103	0	0	0	0
Oct-22	362,275,563	362,275,563	0	0	0	0
Sep-22	362,967,651	362,967,651	0	0	0	0
Aug-22	363,613,344	363,613,344	0	0	0	0
Jul-22	364,253,160	364,253,160	0	0	0	0
Jun-22	364,936,917	364,936,917	0	0	0	0
May-22	370,773,703	370,773,703	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	440000297	14,293,517.24	4.81500%	14,293,517.24 4.81500%		10	08/11/20	06/01/20	09/11/20
18	440000292	10,407,195.64	4.97500%	10,407,195.64 4.97500%		10	07/23/20	05/01/20	09/11/20
22	300571046	9,040,427.54	5.89000%	9,040,427.54 5.89000%		10	06/30/20	07/01/20	09/11/20
22	300571046	0.00	5.89000%	0.00	5.89000%	10	10/22/21	07/01/20	09/11/20
Totals		33,741,140.42		33,741,140.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	440000295 03/17/22	11,512,630.70	21,500,000.00	16,992,661.50	3,443,211.36	16,380,433.19	12,937,221.83	0.00	0.00	0.00	0.00	0.00%
45	310921533 10/18/19	3,695,776.06	4,650,000.00	4,750,689.87	2,208,390.51	4,500,179.06	2,291,788.55	1,403,987.51	0.00	112,598.31	1,291,389.20	31.49%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,208,406.76	26,150,000.00	21,743,351.37	5,651,601.87	20,880,612.25	15,229,010.38	1,403,987.51	0.00	112,598.31	1,291,389.20

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/22	0.00	758,134.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	352.18	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	361,294.34	0.00	0.00	0.00	0.00	0.00	0.00
16	440000295	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	310921533	09/17/21	0.00	0.00	1,291,389.20	0.00	0.00	(112,598.31)	0.00	0.00	1,291,389.20
		10/18/19	0.00	0.00	1,403,987.51	0.00	0.00	1,403,987.51	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,119,781.50	1,291,389.20	0.00	0.00	1,291,389.20	0.00	0.00	1,291,389.20

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	132.10	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	105.63	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	68.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	396.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	396.91	0.00	0.00	0.00	305.73	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			702.64

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27